SCHEDULE OF ALL STOCK OPTIONS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	17,766	18,614	94,767	100,305	64,301
Options Outstanding, Life (in years)	6 years 8 months 12 days	7 years 6 months	8 years 9 months 18 days	9 years 4 months 24 days
Exercise Price 0.12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 3.00
Options outstanding		1,763
Options Outstanding, Life (in years)		6 years 7 months 6 days
Exercise Price 0.14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 3.50
Options outstanding		13,562
Options Outstanding, Life (in years)		7 years 2 months 12 days
Exercise Price 0.16 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 12.50
Options outstanding		3,230
Options Outstanding, Life (in years)		9 years 4 months 24 days
Exercise Price 7.21 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 177.75
Options outstanding		44
Options Outstanding, Life (in years)		0 years
Exercise Price 8.40 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 210.00
Options outstanding		15
Options Outstanding, Life (in years)		5 years 4 months 24 days